COMMITMENTS, CONTINGENCIES AND GUARANTEES (Summary of Future Payment Commitments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) item	Dec. 31, 2017
Other Commitments [Line Items]
Operating leases, 2019	$ 23.9
Operating leases, 2020	30.9
Operating leases, 2021	29.4
Operating leases, 2022	28.0
Operating leases, 2023	25.8
Operating leases, 2024 and beyond	164.8
Operating leases	302.8
Commitments, 2019	4,804.6
Commitments, 2020	4,285.9
Commitments, 2021	3,683.4
Commitments, 2022	3,426.6
Commitments, 2023	3,197.5
Commitments, 2024 and beyond	35,350.3
Commitments	54,748.3
Capital Projects [Member]
Other Commitments [Line Items]
Other commitments, 2019	119.2
Other commitments, 2020
Other commitments, 2021
Other commitments, 2022
Other commitments, 2023
Other commitments, 2024 and beyond
Other commitments	119.2
Environmental [Member]
Other Commitments [Line Items]
Other commitments, 2019	6.1
Other commitments, 2020	4.7
Other commitments, 2021	3.0
Other commitments, 2022	0.5
Other commitments, 2023	0.4
Other commitments, 2024 and beyond	0.5
Other commitments	15.2
Merger Commitments [Member]
Other Commitments [Line Items]
Other commitments, 2019	29.3
Other commitments, 2020	30.8
Other commitments, 2021	22.8
Other commitments, 2022	19.2
Other commitments, 2023	19.2
Other commitments, 2024 and beyond	62.1
Other commitments	183.4
Natural Gas [Member]
Other Commitments [Line Items]
Purchase obligations, 2019	3,157.1
Purchase obligations, 2020	2,940.5
Purchase obligations, 2021	2,639.3
Purchase obligations, 2022	2,527.4
Purchase obligations, 2023	2,349.9
Purchase obligations, 2024 and beyond	30,309.2
Purchase obligations	43,923.4
Electricity Purchase [Member]
Other Commitments [Line Items]
Purchase obligations, 2019	533.1
Purchase obligations, 2020	368.6
Purchase obligations, 2021	139.2
Purchase obligations, 2022	38.6
Purchase obligations, 2023	5.7
Purchase obligations, 2024 and beyond	0.4
Purchase obligations	1,085.6
Service Agreements [Member]
Other Commitments [Line Items]
Purchase obligations, 2019	74.3
Purchase obligations, 2020	48.2
Purchase obligations, 2021	30.9
Purchase obligations, 2022	17.3
Purchase obligations, 2023	14.8
Purchase obligations, 2024 and beyond	168.0
Purchase obligations	$ 353.5
Service agreement term, (EOH/CT) | item	124,000
Service agreement term	25 years	12 years
Service agreement payable	$ 190.9
Service agreement payable in five years	$ 59.6
Service agreement payment period	16 years
Contract Fees	$ 60.1
Storage Services [Member]
Other Commitments [Line Items]
Purchase obligations, 2019	861.6
Purchase obligations, 2020	862.2
Purchase obligations, 2021	818.8
Purchase obligations, 2022	795.6
Purchase obligations, 2023	781.7
Purchase obligations, 2024 and beyond	4,645.3
Purchase obligations	8,765.2
Electricity, Renewable Energy Credits [Member]
Other Commitments [Line Items]
Purchase obligations	$ 44.1